Stock Options (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
Stock Compensation Expense:
Selling, general and administrative	$ 46,680	$ 85,125	$ 173,898	$ 351,109
Research and development	18,700	1,658	78,658	14,628
Total	$ 65,380	$ 86,783	$ 252,556	$ 365,737